CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 8,213	$ 7,912
Restricted cash	5,531	4,388
Accounts receivable, net	37,083	25,715
Prepaid expenses and other current assets	4,707	1,987
Total current assets	55,534	40,002
Deferred tax assets, net	97	92
Property and equipment, net	2,207	1,493
Goodwill	314	314
Other assets	625	448
Total assets	58,777	42,349
CURRENT LIABILITIES:
Notes payable - banks	18,840	11,412
Accounts payable	5,224	3,079
Accrued expenses and other current liabilities	28,203	25,065
Income taxes payable	84	89
Value added tax (VAT) payable	7,758	5,362
Total current liabilities	60,109	45,007
Convertible notes payable to related party, including accrued interest	43,850	39,403
Other liabilities	179	147
Total liabilities	104,138	84,557
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized; 10,961,698 shares issued and outstanding as of June 30, 2016 and as of December 31, 2015	5,928	5,928
Additional paid-in capital	21,267	21,267
Accumulated deficit	(65,207)	(61,896)
Accumulated other comprehensive loss	(7,349)	(7,507)
Total shareholders' deficit	(45,361)	(42,208)
Total liabilities and shareholders' deficit	$ 58,777	$ 42,349